Product Warranties (Tables)	12 Months Ended
Sep. 30, 2018
Guarantees and Product Warranties [Abstract]
Schedule of product warranty liability
A reconciliation of the activity related to the accrued warranty, including both the current and long‑term portions, is as follows:

	Year Ended September 30,
	2018	2017	2016
Balance at beginning of the period	$17,274	$23,309	$31,758
Warranty provision for sales	5,584	6,697	8,994
Settlement of warranty claims	(9,968)	(12,669)	(15,785)
Foreign currency and other	(623)	(348)	(1,658)
Business combination recognition	—	285	—
Balance at end of the period	$12,267	$17,274	$23,309